INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Current
Federal			$ 0		$ 0		$ 0
State			224		205		97
Total Current			224		205		97
Deferred tax expense (benefit)
Federal			900		(2,406)		(601)
State			(9,127)		(7,329)		(646)
Total deferred tax benefit			(8,227)		(9,735)		(1,247)
Valuation allowance			8,227		9,735		1,247
Income tax expense	$ 63	$ 25	$ 224	[1]	$ 205	[1]	$ 97	[1]

[1]	Restated